UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2009, Master Enhanced Small Cap Series of Quantitative Master Series LLC (the “Series”) returned 0.21%, underperforming the benchmark Standard & Poor’s (“S&P”) SmallCap 600 Index, which returned 0.67%. Both our stock-substitution and stock-selection strategies detracted from results for the period.

Describe the market environment.

•

The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the United States was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•

To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the US Treasury Department and the Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•

After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the United States, the Dow Jones Industrial Average ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down 2.01%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory for the year, up 3.16%. The Nasdaq Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30.

•

For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

•

In this environment, six of the 10 sectors within the S&P SmallCap 600 Index posted positive returns for the six months. Leading the charge were cyclical stocks, with consumer discretionary 21.00% and information technology 20.57% emerging as the best performers. The consumer staples sector also posted healthy gains, up 15.24%. The top decliners for the period were telecommunication services and financials, which lost 40.56% and 23.44%, respectively.

Describe recent portfolio activity.

•

Throughout the six-month period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

•	As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced Small Cap Series

Portfolio Information as of June 30, 2009 (Unaudited)

Sector Allocation	Percent of Long-Term Investments

Information Technology	20%
Financials	18
Industrials	17
Consumer Discretionary	13
Health Care	13
Utilities	5
Energy	5
Materials	4
Consumer Staples	3
Telecommunication Services	1
Investment Companies	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts, forward currency exchange contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	AAR Corp. (a)(b)	16,600	$266,430
	AeroVironment, Inc. (a)	1,400	43,204
	American Science & Engineering, Inc.	1,800	124,416
	Applied Signal Technology, Inc.	6,100	155,611
	Axsys Technologies, Inc. (a)	8,800	472,032
	Ceradyne, Inc. (a)	4,750	83,885
	Cubic Corp.	14,200	508,218
	Curtiss-Wright Corp.	20,200	600,546
	Esterline Technologies Corp. (a)	20,400	552,228
	Moog, Inc. Class A (a)	18,925	488,454
	Orbital Sciences Corp. (a)	28,300	429,311
	Stanley, Inc. (a)	1,200	39,456
	Teledyne Technologies, Inc. (a)	12,300	402,825
	Triumph Group, Inc.	3,900	156,000

			4,322,616

Air Freight & Logistics - 0.4%	Forward Air Corp.	4,600	98,072
	HUB Group, Inc. Class A (a)	24,900	513,936

			612,008

Airlines - 0.3%	SkyWest, Inc.	39,800	405,960

Auto Components - 0.4%	Spartan Motors, Inc.	40,700	461,131
	Superior Industries International, Inc.	9,300	131,130

			592,261

Automobiles - 0.1%	Winnebago Industries, Inc.	12,900	95,847

Biotechnology - 0.7%	Acadia Pharmaceuticals, Inc. (a)	8,520	18,659
	Cougar Biotechnology, Inc. (a)	2,167	93,094
	Cubist Pharmaceuticals, Inc. (a)	18,200	333,606
	Martek Biosciences Corp.	14,200	300,330
	Regeneron Pharmaceuticals, Inc. (a)	18,700	335,104
	XOMA Ltd. (a)	21,560	17,679

			1,098,472

Building Products - 0.8%	Apogee Enterprises, Inc.	2,700	33,210
	Gibraltar Industries, Inc.	25,800	177,246
	Griffon Corp. (a)	6,116	50,885
	Quanex Building Products Corp.	19,875	222,998
	Simpson Manufacturing Co., Inc.	16,300	352,406
	Universal Forest Products, Inc.	13,000	430,170

			1,266,915

Capital Markets - 2.0%	Greenhill & Co., Inc.	8,200	592,122
	Investment Technology Group, Inc. (a)	28,800	587,232
	LaBranche & Co., Inc. (a)	31,200	134,160
	optionsXpress Holdings, Inc.	8,800	136,664
	Piper Jaffray Cos. (a)	12,300	537,141
	SWS Group, Inc.	12,900	180,213
	Stifel Financial Corp. (a)	16,500	793,485
	TradeStation Group, Inc. (a)	11,900	100,674

			3,061,691

See Notes to Financial Statements.	4

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Chemicals - 1.8%	Arch Chemicals, Inc.	10,500	$258,195
	Balchem Corp.	7,400	181,448
	Calgon Carbon Corp. (a)	35,000	486,150
	H.B. Fuller Co.	22,800	427,956
	NewMarket Corp.	5,300	356,849
	OM Group, Inc. (a)	20,500	594,910
	PolyOne Corp. (a)	51,200	138,752
	Schulman A, Inc.	10,300	155,633
	Stepan Co.	3,400	150,144
	Zep, Inc.	8,100	97,605

			2,847,642

Commercial Banks - 5.0%	Bank of the Ozarks, Inc.	6,000	129,780
	Boston Private Financial Holdings, Inc.	34,900	156,352
	Cascade Bancorp	9,100	12,831
	Central Pacific Financial Corp.	39,900	149,625
	Columbia Banking System, Inc.	4,600	47,058
	Community Bank System, Inc.	17,000	247,520
	East-West Bancorp, Inc.	5,420	35,176
	First BanCorp, Puerto Rico	35,600	140,620
	First Commonwealth Financial Corp.	59,400	376,596
	First Financial Bancorp	5,500	41,360
	First Financial Bankshares, Inc.	9,000	453,240
	First Midwest Bancorp, Inc.	7,300	53,363
	Glacier Bancorp, Inc.	28,800	425,376
	Greene County Bancshares, Inc.	3,780	16,934
	Hancock Holding Co.	10,400	337,896
	Hanmi Financial Corp.	17,300	30,275
	Independent Bank Corp./MA	11,100	218,670
	Independent Bank Corp./MI	9,400	12,408
	NBT Bancorp, Inc.	15,000	325,650
	Nara Bancorp, Inc.	6,600	34,188
	National Penn Bancshares, Inc.	38,500	177,485
	Old National Bancorp	33,000	324,060
	Pinnacle Financial Partners, Inc. (a)	15,200	202,464
	PrivateBancorp, Inc.	14,450	321,368
	Prosperity Bancshares, Inc.	18,100	539,923
	S&T Bancorp, Inc.	10,500	127,680
	Signature Bank (a)	12,100	328,152
	Simmons First National Corp. Class A	4,600	122,912
	The South Financial Group, Inc.	83,900	99,841
	Sterling Bancorp	4,700	39,245
	Sterling Bancshares, Inc.	38,100	241,173
	Sterling Financial Corp.	16	47
	Susquehanna Bancshares, Inc.	20,900	102,201
	Tompkins Trustco, Inc.	2,800	134,260
	UCBH Holdings, Inc.	54,800	69,048

See Notes to Financial Statements.	5

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UMB Financial Corp.	14,500	$551,145
	Umpqua Holdings Corp.	26,100	202,536
	United Bankshares, Inc.	19,000	371,260
	Whitney Holding Corp.	32,800	300,448
	Wilshire Bancorp, Inc.	14,800	85,100
	Wintrust Financial Corp.	8,900	143,112

			7,728,378

Commercial Services & Supplies - 2.1%	ABM Industries, Inc. (b)	12,100	218,647
	ATC Technology Corp. (a)	21,550	312,475
	Bowne & Co., Inc.	17,085	111,223
	Consolidated Graphics, Inc. (a)	3,900	67,938
	G&K Services, Inc. Class A	16,000	338,400
	The Geo Group, Inc. (a)	15,400	286,132
	Healthcare Services Group, Inc.	33,200	593,616
	Mobile Mini, Inc. (a)	5,900	86,553
	SYKES Enterprises, Inc. (a)	14,800	267,732
	The Standard Register Co.	23,000	74,980
	TeleTech Holdings, Inc. (a)	16,600	251,490
	United Stationers, Inc. (a)	11,900	415,072
	Viad Corp.	8,200	141,204

			3,165,462

Communications Equipment - 2.9%	Arris Group, Inc. (a)	76,301	927,820
	Bel Fuse, Inc.	3,800	60,952
	Black Box Corp.	15,400	515,438
	Blue Coat Systems, Inc. (a)	16,700	276,218
	Comtech Telecommunications Corp. (a)	12,530	399,456
	Digi International, Inc. (a)	8,400	81,900
	EMS Technologies, Inc. (a)	5,900	123,310
	Emulex Corp. (a)	20,000	195,600
	Finisar Corp. (a)	29,830	17,003
	Harmonic, Inc. (a)	41,400	243,846
	NETGEAR, Inc. (a)	14,600	210,386
	Network Equipment Technologies, Inc. (a)	7,900	33,654
	Oclaro, Inc. (a)	26,570	16,925
	PC-Tel, Inc. (a)	36,900	197,415
	Symmetricom, Inc. (a)	57,500	331,775
	Tekelec (a)	29,400	494,802
	Tollgrade Communications, Inc. (a)	8,100	42,444
	Viasat, Inc. (a)	11,700	299,988

			4,468,932

Computers & Peripherals - 1.3%	Adaptec, Inc. (a)	7,800	20,670
	Avid Technology, Inc. (a)	30,833	413,471
	Hypercom Corp. (a)	11,470	17,205
	Intermec, Inc. (a)	37,300	481,170
	Novatel Wireless, Inc. (a)	39,800	358,996

See Notes to Financial Statements.	6

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sun Microsystems, Inc. (a)	21,393	$197,243
	Synaptics, Inc. (a)	15,200	587,480

			2,076,235

Construction & Engineering - 0.8%	EMCOR Group, Inc. (a)	39,800	800,776
	Insituform Technologies, Inc. Class A (a)	28,800	488,736

			1,289,512

Construction Materials - 0.4%	Eagle Materials, Inc.	15,600	393,744
	Texas Industries, Inc.	8,800	275,968

			669,712

Consumer Finance - 0.8%	Cash America International, Inc.	21,800	509,902
	First Cash Financial Services, Inc. (a)	22,400	392,448
	Rewards Network, Inc. (a)	20,600	77,868
	World Acceptance Corp. (a)	15,200	302,632

			1,282,850

Containers & Packaging - 0.8%	Myers Industries, Inc.	32,740	272,397
	Rock-Tenn Co. Class A	23,700	904,392

			1,176,789

Distributors - 0.0%	Audiovox Corp. Class A (a)	8,100	47,466

Diversified Consumer Services - 1.1%	American Public Education, Inc. (a)	6,800	269,348
	Capella Education Co. (a)	3,500	209,825
	Coinstar, Inc. (a)	13,200	352,440
	Hillenbrand, Inc.	30,650	510,016
	Universal Technical Institute, Inc. (a)	22,900	341,897

			1,683,526

Diversified Financial Services - 0.4%	Financial Federal Corp.	20,900	429,495
	Portfolio Recovery Associates, Inc. (a)	5,800	224,634

			654,129

Diversified Telecommunication Services - 0.7%	Cbeyond Communications, Inc. (a)	11,000	157,850
	FairPoint Communications, Inc.	41,600	24,960
	General Communication, Inc. Class A (a)	44,200	306,306
	Globalstar, Inc. (a)	15,560	16,338
	Iowa Telecommunications Services, Inc.	13,500	168,885
	Neutral Tandem, Inc. (a)	16,000	472,320

			1,146,659

Electric Utilities - 0.7%	Allete, Inc.	3,300	94,875
	Central Vermont Public Service Corp.	3,500	63,350
	El Paso Electric Co. (a)	4,600	64,216
	UIL Holdings Corp.	1,600	35,920
	Unisource Energy Corp.	28,200	748,428

			1,006,789

Electrical Equipment - 2.6%	II-VI, Inc. (a)	10,900	241,653
	A.O. Smith Corp.	17,400	566,718
	AZZ, Inc. (a)	12,000	412,920
	Acuity Brands, Inc.	26,100	732,105
	Baldor Electric Co.	14,500	344,955
	Beacon Power Corp. (a)	19,640	15,123

See Notes to Financial Statements.	7

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Belden, Inc.	23,300	$389,110
	Brady Corp.	16,100	404,432
	C&D Technologies, Inc. (a)	1,500	3,000
	Capstone Turbine Corp. (a)	20,410	16,940
	Magnetek, Inc. (a)	6,700	9,313
	Plug Power, Inc. (a)	21,330	19,410
	Regal-Beloit Corp.	22,000	873,840
	SunPower Corp. Class B (a)	1	24

			4,029,543

Electronic Equipment, Instruments & Components - 4.6%	Agilysys, Inc.	7,200	33,696
	Anixter International, Inc. (a)	18,800	706,692
	Bell Microproducts, Inc. (a)	900	1,035
	Benchmark Electronics, Inc. (a)	45,950	661,680
	Brightpoint, Inc. (a)	61,400	384,978
	CTS Corp.	49,900	326,845
	Checkpoint Systems, Inc. (a)	33,900	531,891
	Cognex Corp.	16,800	237,384
	DTS, Inc. (a)	7,100	192,197
	Daktronics, Inc.	18,700	143,990
	Electro Scientific Industries, Inc. (a)	9,800	109,564
	Faro Technologies, Inc. (a)	6,300	97,839
	Gerber Scientific, Inc. (a)	67,100	167,750
	Insight Enterprises, Inc. (a)	53,000	511,980
	Keithley Instruments, Inc.	1,200	4,800
	LoJack Corp. (a)	3,400	14,246
	MTS Systems Corp.	12,200	251,930
	Mercury Computer Systems, Inc. (a)	36,200	334,850
	Methode Electronics, Inc.	13,500	94,770
	Park Electrochemical Corp.	8,300	178,699
	Plexus Corp. (a)	20,400	417,384
	Radisys Corp. (a)	35,400	318,954
	Rogers Corp. (a)	12,800	258,944
	SYNNEX Corp. (a)	15,000	374,850
	Sanmina-SCI Corp. (a)	37,690	16,584
	ScanSource, Inc. (a)	19,800	485,496
	TTM Technologies, Inc. (a)	23,200	184,672

			7,043,700

Energy Equipment & Services - 3.0%	Atwood Oceanics, Inc. (a)	20,500	510,655
	Basic Energy Services, Inc. (a)	11,500	78,545
	Bristow Group, Inc. (a)	13,700	405,931
	CARBO Ceramics, Inc.	8,400	287,280
	Dril-Quip, Inc. (a)	9,900	377,190
	Gulf Island Fabrication, Inc.	8,700	137,721
	Hornbeck Offshore Services, Inc. (a)	3,600	77,004

See Notes to Financial Statements.	8

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ION Geophysical Corp. (a)	51,900	$133,383
	Lufkin Industries, Inc.	7,100	298,555
	Matrix Service Co. (a)	30,400	348,992
	NATCO Group, Inc. Class A (a)	8,400	276,528
	Oil States International, Inc. (a)	32,600	789,246
	SEACOR Holdings, Inc. (a)	9,000	677,160
	Tetra Technologies, Inc. (a)	40,150	319,594

			4,717,784

Food & Staples Retailing - 1.1%	The Andersons, Inc.	7,300	218,562
	Casey’s General Stores, Inc.	22,700	583,163
	Nash Finch Co.	12,400	335,544
	Spartan Stores, Inc.	10,400	129,064
	United Natural Foods, Inc. (a)	13,400	351,750

			1,618,083

Food Products - 1.4%	Cal-Maine Foods, Inc.	12,500	312,000
	Darling International, Inc. (a)	15,174	100,148
	Diamond Foods, Inc.	2,200	61,380
	Green Mountain Coffee Roasters, Inc. (a)	8,400	496,608
	Hain Celestial Group, Inc. (a)	10,300	160,783
	J&J Snack Foods Corp.	5,700	204,630
	Lance, Inc.	13,500	312,255
	Sanderson Farms, Inc.	7,400	333,000
	TreeHouse Foods, Inc. (a)	8,600	247,422

			2,228,226

Gas Utilities - 3.2%	Atmos Energy Corp.	33,500	838,840
	The Laclede Group, Inc.	19,000	629,470
	New Jersey Resources Corp.	24,650	913,036
	Northwest Natural Gas Co.	18,200	806,624
	Piedmont Natural Gas Co.	24,800	597,928
	South Jersey Industries, Inc.	12,800	446,592
	Southwest Gas Corp.	35,600	790,676

			5,023,166

Health Care Equipment & Supplies - 3.6%	Abaxis, Inc. (a)	1,900	39,026
	Align Technology, Inc. (a)	30,000	318,000
	American Medical Systems Holdings, Inc. (a)	50,400	796,320
	Analogic Corp.	5,300	195,835
	CONMED Corp. (a)	11,700	181,584
	The Cooper Cos., Inc.	16,679	412,472
	Cyberonics, Inc. (a)	12,600	209,538
	Greatbatch, Inc. (a)	3,700	83,657
	Haemonetics Corp. (a)	8,000	456,000
	ICU Medical, Inc. (a)	6,100	251,015
	Integra LifeSciences Holdings Corp. (a)	10,400	275,704
	Invacare Corp.	27,200	480,080
	Kensey Nash Corp. (a)	13,500	353,835

See Notes to Financial Statements.	9

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meridian Bioscience, Inc.	8,715	$196,785
	Merit Medical Systems, Inc. (a)	11,400	185,820
	Natus Medical, Inc. (a)	10,700	123,478
	Osteotech, Inc. (a)	14,500	63,800
	Symmetry Medical, Inc. (a)	18,800	175,216
	Theragenics Corp. (a)	37,900	48,891
	West Pharmaceutical Services, Inc.	14,300	498,355
	Zoll Medical Corp. (a)	8,300	160,522

			5,505,933

Health Care Providers & Services - 6.2%	AMERIGROUP Corp. (a)	31,300	840,405
	Air Methods Corp. (a)	12,600	344,736
	Almost Family, Inc. (a)	2,850	74,413
	Amedisys, Inc. (a)	12,000	396,240
	Amsurg Corp. (a)	13,500	289,440
	Bio-Reference Labs, Inc. (a)	6,500	205,465
	Catalyst Health Solutions, Inc. (a)	18,100	451,414
	Centene Corp. (a)	30,200	603,396
	Chemed Corp.	9,900	390,852
	Corvel Corp. (a)	3,500	79,695
	Five Star Quality Care, Inc. (a)	9,570	18,279
	Genoptix, Inc. (a)	4,600	147,154
	Gentiva Health Services, Inc. (a)	24,900	409,854
	HMS Holdings Corp. (a)	6,800	276,896
	Hanger Orthopedic Group, Inc. (a)	14,900	202,491
	HealthSpring, Inc. (a)	7,850	85,251
	Healthways, Inc. (a)	2,500	33,625
	IPC The Hospitalist Co., Inc. (a)	3,800	101,422
	inVentiv Health, Inc. (a)	32,300	437,019
	LHC Group, Inc. (a)	800	17,768
	Landauer, Inc.	1,400	85,876
	MWI Veterinary Supply, Inc. (a)	5,700	198,702
	Magellan Health Services, Inc. (a)	23,440	769,301
	MedCath Corp. (a)	11,500	135,240
	Mednax, Inc. (a)	17,400	733,062
	Molina Healthcare, Inc. (a)	15,740	376,501
	Odyssey HealthCare, Inc. (a)	12,700	130,556
	PSS World Medical, Inc. (a)	38,595	714,393
	PharMerica Corp. (a)	24,400	478,972
	RehabCare Group, Inc. (a)	19,600	469,028
	Res-Care, Inc. (a)	11,600	165,880

			9,663,326

Health Care Technology - 0.7%	Computer Programs & Systems, Inc.	3,700	141,747
	Eclipsys Corp. (a)	22,579	401,455
	Phase Forward, Inc. (a)	10,900	164,699
	Quality Systems, Inc.	5,800	330,368

			1,038,269

See Notes to Financial Statements.	10

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Hotels, Restaurants & Leisure - 2.5%	Buffalo Wild Wings, Inc. (a)	5,000	$162,600
	CEC Entertainment, Inc. (a)	9,900	291,852
	CKE Restaurants, Inc.	28,100	238,288
	California Pizza Kitchen, Inc. (a)	2,800	37,212
	Cracker Barrel Old Country Store, Inc.	6,200	172,980
	DineEquity, Inc.	7,200	224,568
	Jack in the Box, Inc. (a)(b)	25,600	574,720
	Landry’s Restaurants, Inc. (a)	22,771	195,831
	O’Charleys, Inc.	37,300	345,025
	P.F. Chang’s China Bistro, Inc. (a)	10,100	323,806
	Papa John’s International, Inc. (a)	9,000	223,110
	Peet’s Coffee & Tea, Inc. (a)	4,600	115,920
	Pinnacle Entertainment, Inc. (a)	15,800	146,782
	Red Robin Gourmet Burgers, Inc. (a)	1,700	31,875
	Ruby Tuesday, Inc. (a)	28,000	186,480
	Ruth’s Hospitality Group, Inc. (a)	9,100	33,397
	Shuffle Master, Inc. (a)	31,300	206,893
	Sonic Corp. (a)	16,400	164,492
	The Steak n Shake Co. (a)	12,000	104,880
	Texas Roadhouse, Inc. Class A (a)	10,900	118,919

			3,899,630

Household Durables - 0.7%	Ethan Allen Interiors, Inc.	3,100	32,116
	Helen of Troy Ltd. (a)	5,400	90,666
	La-Z-Boy, Inc.	31,500	148,680
	M/I Homes, Inc. (a)	8,300	81,257
	Meritage Homes Corp. (a)	14,000	264,040
	National Presto Industries, Inc.	2,200	167,420
	Russ Berrie & Co., Inc. (a)	14,330	56,030
	Standard-Pacific Corp. (a)	56,000	113,680
	Universal Electronics, Inc. (a)	5,300	106,901

			1,060,790

Household Products - 0.5%	Central Garden & Pet Co. Class A (a)	52,650	518,603
	WD-40 Co.	6,400	185,600

			704,203

IT Services - 2.1%	CACI International, Inc. Class A (a)	9,700	414,287
	CSG Systems International, Inc. (a)	14,700	194,628
	Ciber, Inc. (a)	82,700	256,370
	CyberSource Corp. (a)	22,900	350,370
	Forrester Research, Inc. (a)	8,200	201,310
	Heartland Payment Systems, Inc.	32,200	308,154
	Integral Systems, Inc. (a)	5,200	43,264
	MAXIMUS, Inc.	8,100	334,125
	Startek, Inc. (a)	9,900	79,398
	Tetra Tech, Inc. (a)	20,900	598,785
	Wright Express Corp. (a)	16,700	425,349

			3,206,040

See Notes to Financial Statements.	11

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 0.1%	Standex International Corp.	4,300	$49,880
	Tredegar Corp.	9,000	119,880

			169,760

Insurance - 3.3%	American Physicians Capital, Inc.	2,800	109,648
	Amerisafe, Inc. (a)	8,800	136,928
	Delphi Financial Group, Inc. Class A	28,050	545,012
	eHealth, Inc. (a)	10,400	183,664
	Employers Holdings, Inc.	22,500	304,875
	Infinity Property & Casualty Corp.	5,600	204,176
	National Financial Partners Corp.	51,800	379,176
	Navigators Group, Inc. (a)	1,300	57,759
	Presidential Life Corp.	25,900	196,063
	ProAssurance Corp. (a)	15,600	720,876
	RLI Corp.	7,600	340,480
	Safety Insurance Group, Inc.	7,673	234,487
	Selective Insurance Group, Inc.	22,382	285,818
	Stewart Information Services Corp.	16,900	240,825
	Tower Group, Inc.	24,340	603,145
	United Fire & Casualty Co.	9,200	157,780
	Zenith National Insurance Corp.	16,150	351,101

			5,051,813

Internet & Catalog Retail - 0.5%	Blue Nile, Inc. (a)	3,300	141,867
	Nutri/System, Inc.	26,300	381,350
	PetMed Express, Inc. (a)	1,700	25,551
	Stamps.com, Inc. (a)	8,500	72,080
	Ticketmaster Entertainment (a)	23,400	150,228

			771,076

Internet Software & Services - 1.2%	Bankrate, Inc. (a)	1,500	37,860
	ComScore, Inc. (a)	8,700	115,884
	DealerTrack Holdings, Inc. (a)	29,700	504,900
	j2 Global Communications, Inc. (a)	14,300	322,608
	The Knot, Inc. (a)	13,500	106,380
	Perficient, Inc. (a)	11,300	78,987
	United Online, Inc.	43,300	281,883
	Websense, Inc. (a)	22,500	401,400

			1,849,902

Leisure Equipment & Products - 1.0%	Brunswick Corp.	13,000	56,160
	Jakks Pacific, Inc. (a)(b)	28,300	363,089
	Nautilus, Inc. (a)	34,500	38,985
	Polaris Industries, Inc.	14,400	462,528
	Pool Corp.	13,100	216,936
	RC2 Corp. (a)	10,600	140,238
	Sturm Ruger & Co., Inc.	25,300	314,732

			1,592,668

Life Sciences Tools & Services - 0.5%	Caliper Life Sciences, Inc. (a)	9,570	16,939
	Dionex Corp. (a)	5,300	323,459

See Notes to Financial Statements.	12

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Enzo Biochem, Inc. (a)	26	$115
	eResearch Technology, Inc. (a)	20,900	129,789
	Kendle International, Inc. (a)	8,700	106,488
	Parexel International Corp. (a)	9,900	142,362

			719,152

Machinery - 3.5%	Actuant Corp. Class A	15,100	184,220
	Astec Industries, Inc. (a)	4,300	127,667
	Badger Meter, Inc.	7,100	291,100
	Barnes Group, Inc.	17,800	211,642
	Briggs & Stratton Corp.	13,100	174,754
	CIRCOR International, Inc.	14,000	330,540
	Clarcor, Inc.	17,800	519,582
	ESCO Technologies, Inc. (a)	8,900	398,720
	EnPro Industries, Inc. (a)	18,700	336,787
	Gardner Denver, Inc. (a)	23,700	596,529
	John Bean Technologies Corp.	28,902	361,853
	Kaydon Corp.	10,258	334,000
	Lindsay Manufacturing Co.	2,100	69,510
	Mueller Industries, Inc.	17,400	361,920
	Robbins & Myers, Inc.	16,600	319,550
	Toro Co.	16,000	478,400
	Watts Water Technologies, Inc. Class A	12,600	271,404

			5,368,178

Marine - 0.5%	Kirby Corp. (a)	25,000	794,750

Media - 0.1%	Arbitron, Inc.	5,700	90,573
	EW Scripps Co.	1,560	3,260
	Live Nation, Inc. (a)	2,800	13,608

			107,441

Metals & Mining - 0.4%	A.M. Castle & Co.	5,800	70,064
	AMCOL International Corp.	9,300	200,694
	Brush Engineered Materials, Inc. (a)	8,000	134,000
	Olympic Steel, Inc.	11,450	280,182
	RTI International Metals, Inc. (a)	2,000	35,340

			720,280

Multi-Utilities - 0.7%	Avista Corp.	26,200	466,622
	CH Energy Group, Inc.	14,100	658,470

			1,125,092

Multiline Retail - 0.3%	Fred’s, Inc.	18,700	235,620
	Tuesday Morning Corp. (a)	81,900	276,003

			511,623

Oil, Gas & Consumable Fuels - 1.5%	Holly Corp.	19,500	350,610
	Penn Virginia Corp.	19,600	320,852
	Petroleum Development Corp. (a)	5,400	84,726
	Petroquest Energy, Inc. (a)	20,300	74,907
	St. Mary Land & Exploration Co.	29,200	609,404
	Stone Energy Corp. (a)	16,400	121,688

See Notes to Financial Statements.	13

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Swift Energy Co. (a)	1,200	$19,980
	Uranium Resources, Inc. (a)	14,530	18,598
	World Fuel Services Corp.	17,600	725,648

			2,326,413

Paper & Forest Products - 0.9%	Buckeye Technologies, Inc. (a)	24,000	107,760
	Clearwater Paper Corp. (a)	20,000	505,800
	Deltic Timber Corp.	1,300	46,111
	Neenah Paper, Inc.	6,200	54,622
	Pope & Talbot, Inc. (a)	100	—
	Schweitzer-Mauduit International, Inc.	15,200	413,592
	Wausau Paper Corp.	40,400	271,488

			1,399,373

Personal Products - 0.3%	Chattem, Inc. (a)	5,900	401,790
	Mannatech, Inc.	18,600	61,380

			463,170

Pharmaceuticals - 0.6%	Noven Pharmaceuticals, Inc. (a)	9,300	132,990
	Par Pharmaceutical Cos., Inc. (a)	32,400	490,860
	Salix Pharmaceuticals Ltd. (a)	24,600	242,802
	ViroPharma, Inc. (a)	7,800	46,254

			912,906

Professional Services - 0.9%	Administaff, Inc.	17,200	400,244
	CDI Corp.	6,200	69,130
	Heidrick & Struggles International, Inc.	7,700	140,525
	LECG Corp. (a)	5,280	17,213
	School Specialty, Inc. (a)	8,300	167,743
	Spherion Corp. (a)	74,200	305,704
	TrueBlue, Inc. (a)	38,700	325,080
	Volt Information Sciences, Inc. (a)	5,700	35,739

			1,461,378

Real Estate Investment Trusts (REITs) - 5.5%	Acadia Realty Trust	20,536	267,995
	BioMed Realty Trust, Inc.	49,000	501,270
	Cedar Shopping Centers, Inc.	27,900	126,108
	Colonial Properties Trust	4,600	34,040
	DiamondRock Hospitality Co.	53,200	333,032
	Eastgroup Properties, Inc.	10,700	353,314
	Entertainment Properties Trust	25,100	517,060
	Extra Space Storage, Inc.	36,800	307,280
	Franklin Street Properties Corp.	27,800	368,350
	Home Properties, Inc.	15,400	525,140
	Inland Real Estate Corp.	23,500	164,500
	Kilroy Realty Corp.	21,300	437,502
	Kite Realty Group Trust	15,600	45,552
	LTC Properties, Inc.	8,800	179,960
	LaSalle Hotel Properties	29,750	367,115
	Lexington Corporate Properties Trust	44,481	151,235

See Notes to Financial Statements.	14

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Medical Properties Trust, Inc.	74,600	$452,822
	Mid-America Apartment Communities, Inc.	8,000	293,680
	National Retail Properties, Inc.	35,100	608,985
	PS Business Parks, Inc.	6,100	295,484
	Parkway Properties, Inc.	11,600	150,800
	Pennsylvania Real Estate Investment Trust	18,500	92,500
	Post Properties, Inc.	22,900	307,776
	Senior Housing Properties Trust	54,420	888,134
	Sovran Self Storage, Inc.	8,800	216,480
	Tanger Factory Outlet Centers, Inc.	11,200	363,216
	Urstadt Biddle Properties, Inc. Class A	12,400	174,592

			8,523,922

Real Estate Management & Development - 0.0%	Forestar Group, Inc. (a)	4,500	53,460

Road & Rail - 0.8%	Arkansas Best Corp.	5,200	137,020
	Heartland Express, Inc.	23,033	339,046
	Knight Transportation, Inc.	16,800	278,040
	Old Dominion Freight Line, Inc. (a)	12,000	402,840

			1,156,946

Semiconductors & Semiconductor Equipment - 4.1%	ATMI, Inc. (a)	5,300	82,309
	Actel Corp. (a)	700	7,511
	Brooks Automation, Inc. (a)	5,514	24,703
	Cabot Microelectronics Corp. (a)	11,900	336,651
	Cymer, Inc. (a)	8,800	261,624
	Cypress Semiconductor Corp. (a)	68,960	634,432
	DSP Group, Inc. (a)	16,600	112,216
	Diodes, Inc. (a)	7,050	110,262
	FEI Co. (a)	16,100	368,690
	Hittite Microwave Corp. (a)	4,600	159,850
	Kopin Corp. (a)	40,600	149,002
	Kulicke & Soffa Industries, Inc. (a)	28,600	98,098
	MKS Instruments, Inc. (a)	21,700	286,223
	Micrel, Inc.	19,000	139,080
	Microsemi Corp. (a)	39,800	549,240
	Rudolph Technologies, Inc. (a)	9,300	51,336
	Skyworks Solutions, Inc. (a)	98,200	960,396
	Standard Microsystems Corp. (a)	11,700	239,265
	Supertex, Inc. (a)	13,200	331,452
	TriQuint Semiconductor, Inc. (a)	33,385	177,274
	Ultratech, Inc. (a)	24,200	297,902
	Varian Semiconductor Equipment
	Associates, Inc. (a)	35,850	860,042
	Veeco Instruments, Inc. (a)	18,500	214,415

			6,451,973

Software - 2.6%	Blackbaud, Inc.	11,100	172,605
	CommVault Systems, Inc. (a)	7,800	129,324

See Notes to Financial Statements.	15

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Concur Technologies, Inc. (a)	13,800	$428,904
	EPIQ Systems, Inc. (a)	29,250	448,988
	Epicor Software Corp. (a)	1,700	9,010
	Informatica Corp. (a)	42,300	727,137
	JDA Software Group, Inc. (a)	26,100	390,456
	Magma Design Automation, Inc. (a)	13,150	19,199
	Manhattan Associates, Inc. (a)	22,800	415,416
	Progress Software Corp. (a)	11,500	243,455
	Radiant Systems, Inc. (a)	16,300	135,290
	SPSS, Inc. (a)	8,500	283,645
	Smith Micro Software, Inc. (a)	10,200	100,164
	Sonic Solutions, Inc. (a)	13,460	39,707
	SumTotal Systems, Inc. (a)	6,900	33,189
	Take-Two Interactive Software, Inc.	20,501	194,144
	Taleo Corp. Class A (a)	3,000	54,810
	Tyler Technologies, Inc. (a)	3,900	60,918
	Wind River Systems, Inc. (a)	12,755	146,172

			4,032,533

Specialty Retail - 3.9%	Big 5 Sporting Goods Corp.	6,900	76,314
	Blockbuster, Inc. Class A (a)	25,940	17,120
	The Buckle, Inc.	16,150	513,085
	Cabela’s, Inc. Class A (a)	6,600	81,180
	Casual Male Retail Group, Inc. (a)	8,690	19,031
	The Cato Corp. Class A	24,350	424,664
	Charlotte Russe Holding, Inc. (a)	23,900	307,832
	The Children’s Place Retail Stores, Inc. (a)	6,400	169,152
	Christopher & Banks Corp.	16,050	107,696
	Dress Barn, Inc. (a)	19,500	278,850
	The Finish Line, Inc. Class A	48,300	358,386
	Genesco, Inc. (a)	17,100	320,967
	Group 1 Automotive, Inc.	3,500	91,070
	Gymboree Corp. (a)	9,400	333,512
	Haverty Furniture Cos., Inc.	6,500	59,475
	Hibbett Sports, Inc. (a)	6,500	117,000
	Hot Topic, Inc. (a)	33,900	247,809
	Jo-Ann Stores, Inc. (a)	10,800	223,236
	Jos. A. Bank Clothiers, Inc. (a)	7,925	273,096
	Men’s Wearhouse, Inc.	16,300	312,634
	Midas, Inc. (a)	8,900	93,272
	OfficeMax, Inc.	13,800	86,664
	The Pep Boys - Manny, Moe & Jack	41,500	420,810
	Stage Stores, Inc.	15,825	175,658
	Stein Mart, Inc. (a)	11,900	105,434
	Tractor Supply Co. (a)	19,600	809,872
	Zale Corp. (a)	20,400	70,176

			6,093,995

See Notes to Financial Statements.	16

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods - 2.1%	Carter’s, Inc. (a)	34,700	$853,967
	Deckers Outdoor Corp. (a)	3,800	267,026
	Iconix Brand Group, Inc. (a)	15,900	244,542
	K-Swiss, Inc. Class A	10,000	85,000
	Liz Claiborne, Inc.	51,100	147,168
	Maidenform Brands, Inc. (a)	10,800	123,876
	Movado Group, Inc.	6,200	65,348
	Oxford Industries, Inc.	25,500	297,075
	Perry Ellis International, Inc. (a)	32,700	238,056
	Skechers U.S.A., Inc. Class A (a)	400	3,908
	True Religion Apparel, Inc. (a)	700	15,610
	Unifirst Corp.	6,000	223,020
	Wolverine World Wide, Inc.	33,050	729,083

			3,293,679

Thrifts & Mortgage Finance - 0.3%	Bank Mutual Corp.	4,900	42,728
	Brookline Bancorp, Inc.	23,900	222,748
	Dime Community Bancshares, Inc.	6,300	57,393
	TrustCo Bank Corp. NY	30,900	182,619

			505,488

Tobacco - 0.2%	Alliance One International, Inc. (a)	88,300	335,540

Trading Companies & Distributors - 0.6%	Applied Industrial Technologies, Inc.	23,325	459,502
	Kaman Corp. Class A	3,500	58,450
	Watsco, Inc.	9,000	440,370

			958,322

Water Utilities - 0.0%	American States Water Co.	1,200	41,568

Wireless Telecommunication Services - 0.1%	Centennial Communications Corp. (a)	18,164	151,851

	Total Common Stocks - 95.0%		147,382,796

	Exchange-Traded Fund	Shares

	iShares S&P SmallCap 600 Index Fund (b)	26,272	1,168,316

	Total Exchange-Traded Funds - 0.8%		1,168,316

	Other Interests (c)	Beneficial Interest (000)

Wireless Telecommunication Services - 0.0%	Price Communications Corp. Liquidating Trust	$12,600	—

	Total Other Interests - 0.0%		—

	Total Long-Term Investments (Cost - $160,475,639) - 95.8%		148,551,112

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempCash 0.49% (d)(e)	6,468,724	6,468,724

	Total Short-Term Securities (Cost - $6,468,724) - 4.2%		6,468,724

	Total Investments (Cost - $166,944,363*) - 100.0%		155,019,836
	Other Assets Less Liabilities - 0.0%		53,678

	Net Assets - 100.0%		$155,073,514

See Notes to Financial Statements.	17

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$174,976,808

Gross unrealized appreciation	$10,748,809
Gross unrealized depreciation	(30,705,781)

Net unrealized depreciation	$(19,956,972)

(a)	Non-income producing security.

(b)	All or a portion of security, pledged as collateral in connection with open financial futures contracts.

(c)	Other interests represent beneficial interest in liquidation trusts and are non-income producing.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	6,468,724	$14,464
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(7,872,276)	$11,621

(e)	Represents the current yield as of report date.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009, were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

145	Russell 2000 Index	September 2009	$7,382,320	$(27,920)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.	18

Master Enhanced Small Cap Series

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$148,551,112
Short-Term Securities	6,468,724

Total Level 1	155,019,836
Level 2	—
Level 3	—

Total	$155,019,836

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(27,920)
Level 2	—
Level 3	—

Total	$(27,920)

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	19

Master Enhanced Small Cap Series

STATEMENT OF ASSETS AND LIABILITIES

	June 30, 2009 (Unaudited)

Assets:	Investments at value- affiliated (cost - $160,475,639)	$148,551,112
	Investments at value- unaffiliated (cost - $6,468,724)	6,468,724
	Cash	798
	Investments sold receivable	4,255,748
	Dividends receivable	172,316
	Prepaid expenses	5,344

	Total assets	159,454,042

Liabilities:	Investments purchased payable	4,257,456
	Withdrawals payable to investors	85,438
	Margin variation payable	11,600
	Investment advisory fees payable	862
	Other affiliates payable	666
	Officer’s and Directors’ fees payable	14
	Other accrued expenses payable	24,492

	Total liabilities	4,380,528

Net Assets:	Net Assets	$155,073,514

Net Assets Consist of:	Investors’ capital	$167,025,961
	Net unrealized appreciation/depreciation	(11,952,447)

	Net Assets	$155,073,514

	See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENT OF OPERATIONS

	Six Months Ended June 30, 2009 (Unaudited)

Investment	Dividends	$339,263
	Foreign tax withheld	(926)
	Income - affiliated	26,085

	Total income	364,422

Expenses:	Professional	23,427
	Custodian	17,497
	Officer and Directors	8,140
	Investment advisory	7,040
	Accounting services	5,094
	Printing	2,680
	Miscellaneous	4,107

	Total expenses	67,985
	Less fees waived by advisor	(1,597)

	Total expenses after fees waived	66,388

	Net investment income	298,034

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	(14,141,103)
	Financial futures contracts	584,663

		(13,556,440)

	Net change in unrealized appreciation/depreciation on:
	Investments	13,546,822
	Financial futures contracts	(661,202)

		12,885,620

	Total realized and unrealized loss	(670,820)

	Net Decrease in Net Assets Resulting from Operations	$(372,786)

	See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$298,034	$2,788,673
	Net realized loss	(13,556,440)	(33,679,714)
	Net change in unrealized appreciation/depreciation	12,885,620	(46,038,869)

	Net decrease in net assets resulting from operations	(372,786)	(76,929,910)

Capital Transactions:	Proceeds from contributions	16,477,243	40,774,177
	Fair value of withdrawals	(17,157,013)	(55,820,374)

	Net decrease in net assets derived from capital transactions	(679,770)	(15,046,197)

Net Assets:	Total decrease in net assets	(1,052,556)	(91,976,107)
	Beginning of period	156,126,070	248,102,177

	End of period	$155,073,514	$156,126,070

	See Notes to Financial Statements.

Master Enhanced Small Cap Series

FINANCIAL HIGHLIGHTS

		Six Months Ended June 30, 2009 (Unaudited)

			Year Ended December 31,

			2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	0.21%[1]	(32.88)%	(1.12)%	15.23%	7.45%	22.50%

Ratios to Average Net Assets:	Total expenses	0.10%[2]	0.09%	0.07%	0.06%	0.07%	0.07%

	Total expenses after fees waived	0.09%[2]	0.09%	0.07%	0.06%	0.07%	0.07%

	Net investment income	0.42%[2]	1.34%	1.28%	0.99%	1.10%	1.07%

Supplemental Data:	Net assets, end of period (000)	$155,074	$156,126	$248,102	$253,963	$232,181	$221,765

	Portfolio turnover	41%	183%	158%	160%	121%	112%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”), a non-diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value each business day. The Series values its investments in the BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon its prorata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”).When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g. financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon minimum value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Series’ US federal tax returns remains open for the four years ended December 31, 2008. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets -an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series’ derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Liability Derivatives

	Balance Sheet Location	Value

Equity contracts**	Unrealized depreciation on financial futures contracts	$27,920

*For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain from Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$584,663

Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$ (661,202)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager directly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $1,202 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $56,827,690 and $55,059,086, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the information technology sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the information technology sector would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public
Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Master LLC”) retired. The Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Master LLC; and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Series.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 21, 2009